Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard World Fund
Central Index Key	dei_EntityCentralIndexKey	0000052848
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2013
Vanguard Mega Cap Growth Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2013
Vanguard Mega Cap Growth Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2013
Vanguard Mega Cap Value Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2013
Vanguard Mega Cap Value Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 12, 2013